Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P. (Unaudited) (Tables)	6 Months Ended
Jun. 30, 2024
Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P. (Unaudited)
Schedule of subsidiaries, associates, and joint ventures Interconexion Electrica S.A. ESP

			Ownership
		Country/	Interest
Company	Activity	Domicile	ISA	Assets	Liabilities	Equity	Profit (loss)
Subsidiaries
Consorcio Transmantaro	Electric power	Peru	60.00%	8,115,427	6,368,687	1,746,740	195,072
Interligação Eléctrica Evrecy	Electric power	Brazil	35.82%	368,486	38,151	330,335	(10,739)
Fundo de Investimento Assis	Trust - Special Purpose Entity	Brazil	35.82%	447,909	—	447,909	11,245
Fundo de Investimento Barra Bonita Renda Fixa Referenciado	Trust - Special Purpose Entity	Brazil	35.82%	36,782	—	36,782	1,449
Fundo de Investimento Referenciado di Bandeirantes	Trust - Special Purpose Entity	Brazil	29.81%	617,011	—	617,011	15,057
Fundo de Investimento Xavantes Referenciado di	Trust - Special Purpose Entity	Brazil	24.15%	802,638	—	802,638	32,583
Interconexiones Viales	Roads	Chile	100.00%	149	35	114	53
Interligação Elétrica Aguapeí	Electric power	Brazil	35.82%	580,786	85,893	494,893	16,961
Interligação Elétrica Biguaçu	Electric power	Brazil	35.82%	409,667	58,995	350,672	30,923
Interligação Elétrica De Minas Gerais	Electric power	Brazil	35.82%	450,953	36,402	414,551	20,009
Interligação Elétrica Itapura	Electric power	Brazil	35.82%	168,222	18,524	149,698	6,301
Interligação Elétrica Itaquerê	Electric power	Brazil	35.82%	499,001	56,129	442,872	27,671
Interligação Elétrica Itaúnes	Electric power	Brazil	35.82%	488,299	62,556	425,743	31,705
Interligação Elétrica Norte E Nordeste	Electric power	Brazil	35.82%	431,180	112,065	319,115	19,060
Interligação Elétrica Pinheiros	Electric power	Brazil	35.82%	59,381	13,395	45,986	2,320
Interligação Elétrica Riacho Grande	Electric power	Brazil	35.82%	233,166	29,962	203,204	2,520
Interligação Elétrica Serra Do Japi	Electric power	Brazil	35.82%	367,765	42,364	325,401	23,735
Interligação Elétrica Sul	Electric power	Brazil	35.82%	196,429	23,781	172,648	7,785
Interligação Elétrica Tibagi	Electric power	Brazil	35.82%	233,500	21,736	211,764	14,815
Internexa	Information and communications technologies	Colombia	99.60%	580,946	408,637	172,309	10,759
Internexa Chile	Information and communications technologies	Chile	98.60%	49,797	35,641	14,156	(1,463)
Interligação Elétrica JAGUAR 6 S.A.	Electric power	Brazil	35.82%	177,972	21,737	156,235	10,198
Interligação Elétrica JAGUAR 8 S.A.	Electric power	Brazil	35.82%	112,382	11,914	100,468	1,891
Interligação Elétrica JAGUAR 9 S.A.	Electric power	Brazil	35.82%	412,067	38,984	373,083	26,073

			Ownership
		Country/	Interest
Company	Activity	Domicile	ISA	Assets	Liabilities	Equity	Profit (loss)
Internexa Participações	Investment vehicle	Brazil	99.60%	1,755	155	1,600	696
Internexa Peru	Information and communications technologies	Peru	99.71%	327,394	272,272	55,122	6,504
ISA Bolivia	Electric power	Bolivia	100.00%	86,239	8,561	77,678	5,044
ISA Capital Do Brasil	Investment vehicle	Brazil	100.00%	5,062,971	148	5,062,823	390,749
ISA CTEEP	Electric power	Brazil	35.82%	27,794,304	13,737,606	14,056,698	1,089,255
ISA Interchile	Electric power	Chile	100.00%	5,984,688	4,561,883	1,422,805	27,924
ISA Intercolombia	Electric power	Colombia	100.00%	449,835	335,018	114,817	28,843
ISA Intervial Chile	Roads	Chile	100.00%	4,510,022	674,176	3,835,846	259,266
ISA Intervial Colombia	Roads	Colombia	100.00%	652	—	652	13
ISA Inversiones Chile SpA	Investment vehicle	Chile	100.00%	2,197,015	349,286	1,847,729	29,407
ISA Inversiones Chile Vias SpA	Investment vehicle	Chile	100.00%	3,857,162	12,724	3,844,438	259,144
ISA Inversiones Costera Chile	Investment vehicle	Chile	100.00%	75,543	193,522	(117,979)	(1,220)
ISA Inversiones Tolten	Investment vehicle	Chile	100.00%	21	1	20	(7)
ISA Investimentos E Participações	Investment vehicle	Brazil	100.00%	946,234	12,921	933,313	78,002
ISA Perú	Electric power	Peru	99.98%	979,638	772,307	207,331	19,339
ISA REP	Electric power	Peru	60.00%	1,784,303	1,312,250	472,053	149,430
ISA Transelca	Electric power	Colombia	100.00%	1,987,327	1,163,142	824,185	108,748
Linear Systems RE	Other businesses	Bermudas	100.00%	228,231	185,489	42,742	3,848
Proyectos de Infraestructura del Perú	Electric power	Peru	100.00%	20,913	998	19,915	(686)
Ruta Costera	Roads	Colombia	100.00%	2,565,131	2,385,936	179,195	6,183
Ruta de La Araucanía	Roads	Chile	100.00%	597,983	300,907	297,076	18,795
Ruta de Los Ríos	Roads	Chile	75.00%	198,450	130,250	68,200	8,929
Ruta del Bosque	Roads	Chile	100.00%	11,000	1,363	9,637	(1,445)
Ruta del Loa	Roads	Chile	100.00%	1,599,722	1,249,225	350,497	35,157
Ruta del Maipo	Roads	Chile	100.00%	7,096,772	4,402,331	2,694,441	199,754
Ruta del Este Sociedad Concesionaria S.A.	Roads	Panama	100.00%	25,865	2,222	23,643	(2,222)
Sistemas Inteligentes en Red	Other businesses	Colombia	99.77%	25,092	12,286	12,806	1,439
XM	Electric power	Colombia	99.73%	450,179	399,639	50,540	9,307
INTERCONEXIONES DEL NORTE S.A.	Electric power	Colombia	100.00%	65,453	65,586	(133)	(281)

			Ownership
		Country/	Interest
Company	Activity	Domicile	ISA	Assets	Liabilities	Equity	Profit (loss)
Joint ventures
Interligação Elétrica do Madeira	Energy transport	Brazil	51.00%	5,469,756	2,292,356	3,177,400	196,142
Interligação Elétrica Garanhuns	Energy transport	Brazil	51.00%	1,157,915	302,574	855,341	46,355
Interligação Elétrica Paraguaçu	Energy transport	Brazil	50.00%	1,306,171	415,300	890,871	61,069
Interligação Elétrica Aimorés	Energy transport	Brazil	50.00%	831,490	282,872	548,618	44,955
Interligação Elétrica Ivaí	Energy transport	Brazil	50.00%	3,508,464	2,675,895	832,569	80,123
Transmissora Aliança de Energia Elétrica	Energy transport	Brazil	14.88%	13,606,292	8,447,917	5,158,375	590,956
Interconexión Eléctrica Colombia Panamá-Panamá	Energy transport	Panama	50.00%	21,693	3,534	18,159	(7,430)
Interconexión Eléctrica Colombia Panamá Colombia	Energy transport	Colombia	1.17%	264	1	263	(2)
Transnexa (1)	Telecommunications transport	Ecuador	49.85%	—	—	—	—
Derivex	Manage the negotiation system of operations on derivative financial instruments of electrical energy	Colombia	39.88%	3,025	—	3,025	(293)
Parques del Río	Roads	Colombia	33.00%	49	—	49	(19)
Conexión Kimal Lo Aguirre S.A.	Energy transport	Chile	33.33%	1,124,648	702,382	422,266	(2,283)
Consorcio Eléctrico YAPAY S.A	Electric power	Peru	50.00%	245,054	249,065	(4,011)	(2,927)
Associates
ATP Tower Holdings	Telecommunications transport	United States of America	24.70%	4,276,363	2,823,125	1,453,238	(68,415)